Acquisitions (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Schedule of Assumptions to Determine Fair value of the Oil and Natural Gas
The following assumptions were used to determine the fair value of the oil and natural gas properties:

Discount rate	9.50%
Reserve risk factor (1)	35%-100%
Oil price	three years NYMEX WTI forward curve
Natural gas price	three years NYMEX Henry Hub forward curve
NGL price	39% of oil price
Price escalation (2)	2.00%
(1) Possible reserves had a reserve risk factor of 35%, probable reserves had a reserve risk factor of 75%, and proved undeveloped reserves had a reserve risk factor of 90%.
(2) Prices were escalated at the end of the forward curve

Summary of Purchase Price and Allocation of Fair value of Assets Acquired And Liabilities Assumed
The following table summarizes the purchase price and allocation of the fair values of assets acquired and liabilities assumed (in thousands):

Consideration given
Equity units	$1,281,743
Allocation of purchase price
Inventory	$205
Proved oil and natural gas properties	214,647
Unproved oil and natural gas properties	1,086,600
Total assets acquired	1,301,452
Asset retirement obligations	(7,547)
Revenue suspense	(12,162)
Total fair value of net assets acquired	$1,281,743

Schedule of Supplemental Pro Forma Results of Operations
The pro forma results of operations do not include any cost savings or other synergies that resulted, or may result, from the Linn Acquisition or any estimated costs incurred to integrate the Linn Acquisition.

	(Unaudited)
	Years Ended December 31,
	2017	2016
	(in thousands)
Revenue	$215,161	$90,238
Net income	$44,873	$26,378